CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FDIC insured levels	$ 0	$ 246,854
Sales [Member]
Concentration Risk, Percentage		72.00%
Sales [Member] | One customer
Concentration Risk, Percentage	15.00%
Sales [Member] | First customer
Concentration Risk, Percentage		42.00%
Sales [Member] | Second customer
Concentration Risk, Percentage		19.00%
Sales [Member] | Third customer
Concentration Risk, Percentage		11.00%
UNITED STATES | Sales [Member]
Concentration Risk, Percentage	10.00%	10.00%